Equity-Accounted Joint Ventures - Yamal LNG Joint Venture - Additional Information (Details) $ in Millions	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	100.00%
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Guarantor obligations, maximum exposure, undiscounted	$ 809.2
Carrying value of guarantee liability	$ 2.2	$ 0.6
Yamal LNG Joint Venture | LNG carriers
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	6
Yamal LNG Joint Venture | China LNG
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%